Distribution Date:	06/17/25	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C33
Determination Date:	06/11/25
Next Distribution Date:	07/17/25
Record Date:	05/30/25	Commercial Mortgage Pass-Through Certificates
Series 2017-C33

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	4		1585 Broadway | New York, NY 10036 | United States
		Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Midland Loan Services, a Division of PNC Bank, National
Current Mortgage Loan and Property Stratification	8-12		Association
Mortgage Loan Detail (Part 1)	13-14		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
			10851 Mastin Street, Suite 300 | Overland Park, KS 66210 | United States
Mortgage Loan Detail (Part 2)	15-16
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Principal Prepayment Detail	17	Representations Reviewer
Historical Detail	18		David Rodgers	(212) 230-9090
Delinquency Loan Detail	19		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
Specially Serviced Loan Detail - Part 1	21		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	22				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23
		Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Historical Bond / Collateral Loss Reconciliation Detail	25		1100 North Market Street | Wilmington, DE 19890 | United States
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61767CAQ1	2.031000%	28,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61767CAR9	3.140000%	75,200,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	61767CAS7	3.401000%	52,500,000.00	14,574,536.26	838,530.27	41,306.66	0.00	0.00	879,836.93	13,736,005.99	38.28%	30.00%
A-3	61767CAT5	3.295000%	37,500,000.00	31,778,169.96	0.00	87,257.56	0.00	0.00	87,257.56	31,778,169.96	38.28%	30.00%
A-4	61767CAU2	3.337000%	130,000,000.00	130,000,000.00	0.00	361,508.33	0.00	0.00	361,508.33	130,000,000.00	38.28%	30.00%
A-5	61767CAV0	3.599000%	156,052,000.00	156,052,000.00	0.00	468,025.96	0.00	0.00	468,025.96	156,052,000.00	38.28%	30.00%
A-S	61767CAY4	3.852000%	58,256,000.00	58,256,000.00	0.00	187,001.76	0.00	0.00	187,001.76	58,256,000.00	27.43%	21.50%
B	61767CAZ1	4.105000%	38,551,000.00	38,551,000.00	0.00	131,876.55	0.00	0.00	131,876.55	38,551,000.00	20.25%	15.88%
C	61767CBA5	4.558000%	28,272,000.00	28,272,000.00	0.00	107,386.48	0.00	0.00	107,386.48	28,272,000.00	14.99%	11.75%
D	61767CAC2	3.356000%	32,554,000.00	32,554,000.00	0.00	91,042.69	0.00	0.00	91,042.69	32,554,000.00	8.93%	7.00%
E	61767CAE8	4.848128%	14,564,000.00	14,564,000.00	0.00	58,840.11	0.00	0.00	58,840.11	14,564,000.00	6.22%	4.88%
F	61767CAG3	4.848128%	6,854,000.00	6,854,000.00	0.00	27,690.89	0.00	0.00	27,690.89	6,854,000.00	4.94%	3.88%
G*	61767CAJ7	4.848128%	26,557,919.00	26,557,031.20	0.00	87,901.36	0.00	0.00	87,901.36	26,557,031.20	0.00%	0.00%
V	61767CAL2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
VRR Interest	BCC2DD2V3	4.848128%	17,213,062.56	13,512,365.02	21,059.96	54,104.36	0.00	0.00	75,164.32	13,491,305.06	0.00%	0.00%
R	61767CAN8	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			702,573,981.57	551,525,102.44	859,590.23	1,703,942.71	0.00	0.00	2,563,532.94	550,665,512.21

X-A	61767CAW8	1.389338%	479,752,000.00	332,404,706.22	0.00	384,851.96	0.00	0.00	384,851.96	331,566,175.95
X-B	61767CAX6	0.758571%	125,079,000.00	125,079,000.00	0.00	79,067.72	0.00	0.00	79,067.72	125,079,000.00
X-D	61767CAA6	1.492128%	32,554,000.00	32,554,000.00	0.00	40,478.95	0.00	0.00	40,478.95	32,554,000.00
Notional SubTotal			637,385,000.00	490,037,706.22	0.00	504,398.63	0.00	0.00	504,398.63	489,199,175.95

Deal Distribution Total					859,590.23	2,208,341.34	0.00	0.00	3,067,931.57

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61767CAQ1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61767CAR9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	61767CAS7	277.61021448	15.97200514	0.78679352	0.00000000	0.00000000	0.00000000	0.00000000	16.75879867	261.63820933
A-3	61767CAT5	847.41786560	0.00000000	2.32686827	0.00000000	0.00000000	0.00000000	0.00000000	2.32686827	847.41786560
A-4	61767CAU2	1,000.00000000	0.00000000	2.78083331	0.00000000	0.00000000	0.00000000	0.00000000	2.78083331	1,000.00000000
A-5	61767CAV0	1,000.00000000	0.00000000	2.99916669	0.00000000	0.00000000	0.00000000	0.00000000	2.99916669	1,000.00000000
A-S	61767CAY4	1,000.00000000	0.00000000	3.21000000	0.00000000	0.00000000	0.00000000	0.00000000	3.21000000	1,000.00000000
B	61767CAZ1	1,000.00000000	0.00000000	3.42083344	0.00000000	0.00000000	0.00000000	0.00000000	3.42083344	1,000.00000000
C	61767CBA5	1,000.00000000	0.00000000	3.79833333	0.00000000	0.00000000	0.00000000	0.00000000	3.79833333	1,000.00000000
D	61767CAC2	1,000.00000000	0.00000000	2.79666677	0.00000000	0.00000000	0.00000000	0.00000000	2.79666677	1,000.00000000
E	61767CAE8	1,000.00000000	0.00000000	4.04010643	0.00000000	0.00000000	0.00000000	0.00000000	4.04010643	1,000.00000000
F	61767CAG3	1,000.00000000	0.00000000	4.04010651	0.00000000	0.00000000	0.00000000	0.00000000	4.04010651	1,000.00000000
G	61767CAJ7	999.96657118	0.00000000	3.30979848	0.73017317	19.69766607	0.00000000	0.00000000	3.30979848	999.96657118
V	61767CAL2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
VRR Interest	BCC2DD2V3	785.00644339	1.22348710	3.14321521	0.02829421	0.76329009	0.00000000	0.00000000	4.36670231	783.78295629
R	61767CAN8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61767CAW8	692.86778631	0.00000000	0.80218938	0.00000000	0.00000000	0.00000000	0.00000000	0.80218938	691.11994520
X-B	61767CAX6	1,000.00000000	0.00000000	0.63214225	0.00000000	0.00000000	0.00000000	0.00000000	0.63214225	1,000.00000000
X-D	61767CAA6	1,000.00000000	0.00000000	1.24344013	0.00000000	0.00000000	0.00000000	0.00000000	1.24344013	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	05/01/25 - 05/30/25	30	0.00	41,306.66	0.00	41,306.66	0.00	0.00	0.00	41,306.66	0.00
A-3	05/01/25 - 05/30/25	30	0.00	87,257.56	0.00	87,257.56	0.00	0.00	0.00	87,257.56	0.00
A-4	05/01/25 - 05/30/25	30	0.00	361,508.33	0.00	361,508.33	0.00	0.00	0.00	361,508.33	0.00
A-5	05/01/25 - 05/30/25	30	0.00	468,025.96	0.00	468,025.96	0.00	0.00	0.00	468,025.96	0.00
X-A	05/01/25 - 05/30/25	30	0.00	384,851.96	0.00	384,851.96	0.00	0.00	0.00	384,851.96	0.00
X-B	05/01/25 - 05/30/25	30	0.00	79,067.72	0.00	79,067.72	0.00	0.00	0.00	79,067.72	0.00
A-S	05/01/25 - 05/30/25	30	0.00	187,001.76	0.00	187,001.76	0.00	0.00	0.00	187,001.76	0.00
B	05/01/25 - 05/30/25	30	0.00	131,876.55	0.00	131,876.55	0.00	0.00	0.00	131,876.55	0.00
C	05/01/25 - 05/30/25	30	0.00	107,386.48	0.00	107,386.48	0.00	0.00	0.00	107,386.48	0.00
X-D	05/01/25 - 05/30/25	30	0.00	40,478.95	0.00	40,478.95	0.00	0.00	0.00	40,478.95	0.00
D	05/01/25 - 05/30/25	30	0.00	91,042.69	0.00	91,042.69	0.00	0.00	0.00	91,042.69	0.00
E	05/01/25 - 05/30/25	30	0.00	58,840.11	0.00	58,840.11	0.00	0.00	0.00	58,840.11	0.00
F	05/01/25 - 05/30/25	30	0.00	27,690.89	0.00	27,690.89	0.00	0.00	0.00	27,690.89	0.00
G	05/01/25 - 05/30/25	30	501,710.18	107,293.24	0.00	107,293.24	19,391.88	0.00	0.00	87,901.36	523,129.02
VRR Interest	05/01/25 - 05/30/25	30	12,600.62	54,591.40	0.00	54,591.40	487.03	0.00	0.00	54,104.36	13,138.56
Totals			514,310.80	2,228,220.26	0.00	2,228,220.26	19,878.91	0.00	0.00	2,208,341.34	536,267.58

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	3,067,931.57
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,238,755.74	Master Servicing Fee	3,781.27
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,274.02
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	237.46
ARD Interest	0.00	Operating Advisor Fee	1,109.74
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	337.20
Extension Interest	0.00	Pari Passu Loan Primary Servicing Fee	505.77
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,238,755.74	Total Fees	10,535.47

Principal		Expenses/Reimbursements
Scheduled Principal	859,590.23	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	19,460.74
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	418.17
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	859,590.23	Total Expenses/Reimbursements	19,878.91

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,208,341.34
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	859,590.23
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,067,931.57
Total Funds Collected	3,098,345.97	Total Funds Distributed	3,098,345.95

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	551,525,102.44	551,525,102.44	Beginning Certificate Balance	551,525,102.44
(-) Scheduled Principal Collections	859,590.23	859,590.23	(-) Principal Distributions	859,590.23
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	550,665,512.21	550,665,512.21	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	551,602,961.60	551,602,961.60	Ending Certificate Balance	550,665,512.21
Ending Actual Collateral Balance	550,817,164.89	550,817,164.89

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.85%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	10	140,430,134.61	25.50%	22	4.8949	NAP	Defeased	10	140,430,134.61	25.50%	22	4.8949	NAP
5,000,000 or less	4	14,756,541.25	2.68%	21	4.7530	1.943704	1.30 or less	4	77,947,558.51	14.16%	22	4.7157	0.282478
5,000,001 to 10,000,000	8	49,923,427.00	9.07%	22	4.9072	2.573844	1.31 to 1.40	0	0.00	0.00%	0	0.0000	0.000000
10,000,001 to 15,000,000	10	114,841,518.76	20.86%	22	4.6779	2.042533	1.41 to 1.50	2	63,946,982.41	11.61%	20	4.8461	1.433006
15,000,001 to 20,000,000	1	19,213,708.30	3.49%	22	5.0000	1.627200	1.51 to 1.60	3	17,508,810.38	3.18%	22	4.7360	1.595618
20,000,001 to 35,000,000	4	123,285,888.49	22.39%	21	4.7696	0.731918	1.61 to 1.80	4	46,528,920.05	8.45%	23	4.8969	1.695454
35,000,001 to 50,000,000	2	88,214,293.80	16.02%	11	4.2155	2.426028	1.81 to 2.00	3	28,430,504.78	5.16%	22	5.1020	1.852178
50,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.25	5	76,347,540.86	13.86%	10	4.4979	2.223117
Totals	39	550,665,512.21	100.00%	20	4.7137	1.736161	2.26 to 2.50	2	17,081,125.36	3.10%	22	4.5078	2.453196
							2.51 or greater	6	82,443,935.25	14.97%	21	4.3013	2.941200
							Totals	39	550,665,512.21	100.00%	20	4.7137	1.736161
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	26	140,430,134.61	25.50%	22	4.8949	NAP
							Defeased	26	140,430,134.61	25.50%	22	4.8949	NAP
Arizona	4	34,845,021.84	6.33%	22	4.8432	1.610149
							Industrial	1	29,515,982.02	5.36%	20	4.3050	1.409800
California	8	61,956,143.12	11.25%	21	4.6724	2.826582
							Lodging	1	5,345,318.83	0.97%	23	4.7400	2.220000
Colorado	2	900,955.04	0.16%	23	4.9000	1.763700
							Mixed Use	2	45,431,000.39	8.25%	20	5.0178	1.698028
Florida	1	12,020,253.09	2.18%	22	4.8800	1.819200
							Office	5	97,630,393.61	17.73%	21	4.5833	1.641718
Georgia	1	12,058,316.89	2.19%	23	4.7000	1.603000
							Other	6	10,926,131.50	1.98%	23	4.9000	1.763700
Hawaii	1	38,214,293.80	6.94%	(1)	4.0710	2.254400
							Retail	14	164,896,259.46	29.94%	17	4.6021	1.547898
Illinois	1	29,515,982.02	5.36%	20	4.3050	1.409800
							Self Storage	9	56,490,291.79	10.26%	21	4.7454	2.864902
Louisiana	1	19,213,708.30	3.49%	22	5.0000	1.627200
							Totals	64	550,665,512.21	100.00%	20	4.7137	1.736161
Minnesota	1	3,554,678.37	0.65%	23	4.9000	1.763700

Missouri	1	1,187,623.18	0.22%	23	4.9000	1.763700

New York	4	31,471,887.14	5.72%	23	4.6640	0.076232

Ohio	2	37,871,012.02	6.88%	20	5.2728	1.481132

Pennsylvania	3	21,688,535.17	3.94%	20	5.0217	2.071047

Tennessee	1	4,443,564.03	0.81%	22	4.1760	2.576400

Texas	2	15,111,634.23	2.74%	22	4.3489	2.365073

Virginia	1	50,000,000.00	9.08%	21	4.3260	2.557200

Washington, DC	3	34,338,906.08	6.24%	21	4.7579	0.120600

Wisconsin	1	1,842,863.28	0.33%	23	4.9000	1.763700

Totals	64	550,665,512.21	100.00%	20	4.7137	1.736161

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	10	140,430,134.61	25.50%	22	4.8949	NAP	Defeased	10	140,430,134.61	25.50%	22	4.8949	NAP
	4.0000% or less	1	11,729,934.46	2.13%	22	3.9700	3.641900	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0001% to 4.5000%	8	150,684,238.76	27.36%	15	4.2394	2.215000	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5001% to 5.0000%	12	160,257,644.26	29.10%	22	4.7642	1.200077	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0001% or greater	8	87,563,560.12	15.90%	21	5.2469	1.809529	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	39	550,665,512.21	100.00%	20	4.7137	1.736161	49 months or greater	29	410,235,377.60	74.50%	19	4.6517	1.772775
								Totals	39	550,665,512.21	100.00%	20	4.7137	1.736161
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	10	140,430,134.61	25.50%	22	4.8949	NAP	Defeased	10	140,430,134.61	25.50%	22	4.8949	NAP
	84 months or less	29	410,235,377.60	74.50%	19	4.6517	1.772775	Interest Only	5	126,338,906.08	22.94%	21	4.5001	1.473792
85 months to 97 months		0	0.00	0.00%	0	0.0000	0.000000	300 months or less	24	283,896,471.52	51.56%	18	4.7192	1.905828
	98 months or greater	0	0.00	0.00%	0	0.0000	0.000000	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	39	550,665,512.21	100.00%	20	4.7137	1.736161	Totals	39	550,665,512.21	100.00%	20	4.7137	1.736161
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	10	140,430,134.61	25.50%	22	4.8949	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	29	410,235,377.60	74.50%	19	4.6517	1.772775
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	39	550,665,512.21	100.00%	20	4.7137	1.736161
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
2	307721002	SS	Various	FL	Actual/360	4.650%	198,385.74	69,745.40	0.00	N/A	05/01/27	--	49,544,825.88	49,475,080.48	06/01/25
3	307721003	OF	Arlington	VA	Actual/360	4.326%	186,258.33	0.00	0.00	N/A	03/06/27	--	50,000,000.00	50,000,000.00	06/06/25
4	300801598	RT	Aiea	HI	Actual/360	4.071%	134,222.08	73,793.52	0.00	N/A	05/01/25	--	38,288,087.32	38,214,293.80	04/01/25
5	307221005	MU	Cleveland	OH	Actual/360	5.310%	157,816.64	83,300.47	0.00	N/A	02/06/27	--	34,514,300.86	34,431,000.39	06/06/25
6	300801589	IN	Chicago	IL	Actual/360	4.854%	84,063.21	36,701.76	0.00	N/A	03/01/27	12/01/26	20,111,617.21	20,074,915.45	06/01/25
7	300801590	IN	Chicago	IL	Actual/360	4.854%	54,434.51	22,063.17	0.00	N/A	03/01/27	12/01/26	13,023,128.66	13,001,065.49	06/01/25
8	300801582	OF	Washington	DC	Actual/360	4.758%	140,689.41	0.00	0.00	N/A	03/01/27	--	34,338,906.08	34,338,906.08	05/01/25
9	1648228	IN	Chicago	IL	Actual/360	4.305%	109,655.32	63,961.94	0.00	N/A	02/01/27	--	29,579,943.96	29,515,982.02	06/01/25
10	1748857	RT	New York	NY	Actual/360	4.590%	98,812.50	0.00	0.00	N/A	05/05/27	--	25,000,000.00	25,000,000.00	06/05/25
11	307721011	RT	Harvey	LA	Actual/360	5.000%	82,852.03	29,343.69	0.00	N/A	04/01/27	--	19,243,051.99	19,213,708.30	06/01/25
12	453011482	RT	Various	PR	Actual/360	6.290%	67,937.22	56,717.24	0.00	N/A	02/01/27	--	12,542,898.65	12,486,181.41	06/01/25
13	453011529	RT	Avondale	AZ	Actual/360	4.730%	49,572.46	34,062.48	0.00	N/A	03/01/27	--	12,170,827.77	12,136,765.29	06/01/25
14	307721014	OF	King of Prussia	PA	Actual/360	5.100%	58,467.91	21,888.66	0.00	N/A	01/01/27	--	13,313,376.19	13,291,487.53	06/01/25
15	307721015	OF	Various	Various	Actual/360	5.110%	58,775.62	21,345.77	0.00	N/A	05/01/27	--	13,357,251.09	13,335,905.32	06/01/25
16	307721016	SS	Hawthorne	CA	Actual/360	3.970%	40,190.36	26,405.87	0.00	N/A	04/01/27	--	11,756,340.33	11,729,934.46	06/01/25
17	1648582	RT	Warner Robins	GA	Actual/360	4.700%	48,886.78	20,776.65	0.00	N/A	05/01/27	--	12,079,093.54	12,058,316.89	06/01/25
18	300801595	RT	Wesley Chapel	FL	Actual/360	4.880%	50,590.67	18,775.37	0.00	N/A	04/01/27	--	12,039,028.46	12,020,253.09	06/01/25
19	307721019	98	Various	Various	Actual/360	4.900%	46,217.34	27,287.54	0.00	N/A	05/01/27	--	10,953,419.04	10,926,131.50	06/01/25
20	1748869	RT	Richardson	TX	Actual/360	4.499%	39,099.52	31,484.00	0.00	N/A	04/01/27	--	10,092,442.09	10,060,958.09	06/01/25
21	307721021	RT	Peoria	AZ	Actual/360	4.590%	45,628.47	17,609.32	0.00	N/A	05/01/27	--	11,544,205.84	11,526,596.52	06/01/25
22	307721022	LO	Nashville	TN	Actual/360	4.650%	36,794.87	29,237.67	0.00	N/A	11/01/26	--	9,189,146.02	9,159,908.35	06/01/25
23	1648617	LO	Denver	CO	Actual/360	5.400%	43,231.11	26,095.70	0.00	N/A	04/01/27	--	9,297,012.68	9,270,916.98	06/01/25
25	1647755	MU	Santa Monica	CA	Actual/360	4.103%	38,864.53	0.00	0.00	N/A	04/01/27	--	11,000,000.00	11,000,000.00	06/01/25
26	307721026	SS	Santa Fe Springs	CA	Actual/360	5.240%	42,653.82	17,468.89	0.00	N/A	03/01/27	--	9,452,951.50	9,435,482.61	06/01/25
27	307721027	RT	Lemon Grove	CA	Actual/360	5.280%	45,937.91	12,571.17	0.00	N/A	04/01/27	--	10,103,646.56	10,091,075.39	06/01/25
29	307721029	RT	Various	NY	Actual/360	4.950%	27,639.99	12,568.90	0.00	N/A	03/01/27	--	6,484,456.04	6,471,887.14	06/01/25
30	307721030	SS	Phoenix	AZ	Actual/360	5.240%	28,566.32	11,699.35	0.00	N/A	03/01/27	--	6,330,875.65	6,319,176.30	06/01/25
31	307721031	SS	Corona	CA	Actual/360	5.240%	27,490.19	11,258.62	0.00	N/A	03/01/27	--	6,092,383.98	6,081,125.36	06/01/25

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
32	1749009	MU	Fort Worth	TX	Actual/360	4.150%	19,953.68	12,129.14	0.00	N/A	05/01/27	--	5,583,617.37	5,571,488.23	06/01/25
33	1748758	LO	Quakertown	PA	Actual/360	4.740%	21,861.10	10,605.20	0.00	N/A	05/01/27	--	5,355,924.03	5,345,318.83	06/01/25
34	300801575	SS	Bloomington	CA	Actual/360	4.829%	24,949.83	0.00	0.00	N/A	03/01/27	--	6,000,000.00	6,000,000.00	06/01/25
35	1749008	RT	Fort Worth	TX	Actual/360	4.050%	17,653.17	11,164.97	0.00	N/A	05/01/27	--	5,061,841.11	5,050,676.14	06/01/25
37	307721037	SS	Laveen	AZ	Actual/360	5.210%	21,855.06	8,929.75	0.00	N/A	05/01/27	--	4,871,413.48	4,862,483.73	06/01/25
38	300801597	SS	Corona	CA	Actual/360	4.552%	20,489.89	7,547.99	0.00	N/A	04/01/27	--	5,227,308.61	5,219,760.62	06/01/25
39	1749010	SS	Carrollton	TX	Actual/360	4.150%	16,628.07	10,107.61	0.00	N/A	05/01/27	--	4,653,014.90	4,642,907.29	06/01/25
41	300801596	SS	Murfreesboro	TN	Actual/360	4.176%	16,003.92	6,914.10	0.00	N/A	04/01/27	--	4,450,478.13	4,443,564.03	06/01/25
42	300801600	SS	Fairview	NJ	Actual/360	4.411%	12,978.38	5,072.41	0.00	N/A	04/01/27	--	3,416,838.02	3,411,765.61	06/01/25
43	300801593	RT	Butler	PA	Actual/360	5.174%	13,621.93	5,677.65	0.00	N/A	04/01/27	--	3,057,406.46	3,051,728.81	06/01/25
44	307721044	SS	Calexico	CA	Actual/360	4.360%	9,025.85	5,278.26	0.00	N/A	10/01/26	--	2,404,042.94	2,398,764.68	06/01/25
Totals							2,238,755.74	859,590.23	0.00				551,525,102.44	550,665,512.21
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
3	23,613,469.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	6,503,419.76	1,500,341.56	01/01/25	03/31/25	--	0.00	0.00	207,388.18	415,706.49	0.00	0.00
5	25,904,304.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
7	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
8	4,020,440.73	299,628.85	01/01/25	03/31/25	--	0.00	0.00	140,541.56	140,541.56	0.00	0.00
9	6,228,751.81	865,355.32	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
10	(228,687.88)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,372,782.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
13	3,602,154.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,232,552.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	2,929,485.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,455,560.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,515,660.94	393,924.26	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,580,599.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,978,877.64	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,391,327.14	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	1,105,998.21	302,396.79	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,628,127.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,349,613.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,766,397.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	947,342.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,137,371.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
33	981,210.66	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,600,919.68	396,091.69	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
35	991,280.48	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	662,164.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	934,556.78	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	727,213.51	179,349.83	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
43	374,444.66	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	280,948.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	99,588,281.12	3,937,088.30				0.00	0.00	347,929.74	556,248.05	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
06/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.713737%	4.642984%	20
05/16/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.713920%	4.658736%	21
04/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.714113%	4.676269%	22
03/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.714292%	4.676435%	23
02/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.714505%	4.676630%	24
01/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.714680%	4.676792%	25
12/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.714854%	4.676952%	26
11/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.715038%	4.677121%	27
10/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.715209%	4.677278%	28
09/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.715390%	4.677444%	29
08/16/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.715557%	4.677598%	30
07/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.715723%	4.677751%	31
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
4	300801598	04/01/25	1	5	207,388.18	415,706.49	0.00	38,365,946.46	05/13/25	0
8	300801582	05/01/25	0	B	140,541.56	140,541.56	0.00	34,338,906.08	05/15/25	13
Totals					347,929.74	556,248.05	0.00	72,704,852.54
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		38,214,294	0		38,214,294	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		512,451,218	512,451,218		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		0	0		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jun-25	550,665,512	512,451,218	38,214,294	0	0	0
May-25	551,525,102	513,237,015	38,288,087	0	0	0
Apr-25	552,437,445	552,437,445	0	0	0	0
Mar-25	553,289,695	553,289,695	0	0	0	0
Feb-25	554,308,106	554,308,106	0	0	0	0
Jan-25	555,152,608	555,152,608	0	0	0	0
Dec-24	555,993,612	555,993,612	0	0	0	0
Nov-24	556,888,042	556,888,042	0	0	0	0
Oct-24	557,721,859	557,721,859	0	0	0	0
Sep-24	558,609,362	558,609,362	0	0	0	0
Aug-24	559,436,051	559,436,051	0	0	0	0
Jul-24	560,259,318	560,259,318	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
4	300801598	38,214,293.80	38,365,946.46	72,000,000.00	02/16/17	6,084,718.55	2.40420	03/31/25	05/01/25	262
5	307221005	34,431,000.39	34,431,000.39	362,000,000.00	12/01/17	25,904,304.00	1.62770	03/31/25	02/06/27	202
8	300801582	34,338,906.08	34,338,906.08	186,800,000.00	12/22/16	1,215,161.45	0.24450	03/31/25	03/01/27	I/O
Totals		106,984,200.27	107,135,852.93	620,800,000.00		33,204,184.00

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Specially Serviced Loan Detail - Part 2
Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
4	300801598	RT	HI	05/13/25	0
Special Servicer comments are not available for this cycle.

5	307221005	MU	OH	10/27/20	13

Borrower indicated it has raised new equity for the property which is expected to fund in Q1 2025. Special Servicer continues to monitor the loan and collateral as well as review any Borrower requests that come in. Special Servicer continues to monitor the pending capex-leasing funding, which remains outstanding as of 4/30/2025. Borrower has negotiated an extension of TI obligations with the tenant, Benesch. Current property occupancy is 89.5%.

8	300801582	OF	DC	05/15/25	13
Loan has recently transferred to SS, Lender sent out PNL and requested DD

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1	16447181	60,000,000.00	5.46117%	60,000,000.00 5.46117%		10	07/02/20	04/01/20	08/11/20
5	307221005	0.00	5.31000%	0.00	5.31000%	8	10/13/21	10/13/21	--
11	307721011	20,827,259.87	5.00000%	20,827,259.87 5.00000%		10	06/05/20	07/01/20	08/11/20
Totals		80,827,259.87		80,827,259.87
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
1	16447181	04/16/21	60,000,000.00	174,800,000.00	71,296,035.10	11,296,035.10	71,296,035.10	60,000,000.00	0.00	0.00	(910.10)	910.10	0.00%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			60,000,000.00	174,800,000.00	71,296,035.10	11,296,035.10	71,296,035.10	60,000,000.00	0.00	0.00	(910.10)	910.10

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
1	16447181	04/26/21	0.00	0.00	0.00	0.00	0.00	910.10	0.00	0.00	910.10
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	0.00	0.00	0.00	910.10	0.00	0.00	910.10

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4	0.00	0.00	7,976.68	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	7,430.16	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	4,053.90	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	0.00	0.00	418.17	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	19,460.74	0.00	418.17	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		19,878.91

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Supplemental Notes
None

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